CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Sep. 30, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for doubtful accounts	$ 3,959,000	$ 3,968,000
Reserve for damaged or obsolete inventory	252,114	148,043
Property and equipment accumulated depreciation	2,139,395	2,092,222
Monitoring equipment accumulated amortization	1,238,912	1,183,346
Intangible assets accumulated amortization	1,478,279	1,256,647
Series D 8% dividend, convertible, voting - par value	$ 0.0001	$ 0.0001
Series D 8% dividend, convertible, voting - shares designated	85,000	85,000
Series D 8% dividend, convertible, voting - shares outstanding	468	468
Series D 8% dividend, convertible, voting - aggregate liquidation preference	$ 467,507
Common stock - par value	$ 0.0001	$ 0.0001
Common stock - shares authorized	15,000,000	15,000,000
Common stock - shares outstanding	9,811,946	9,805,503